Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	R$ 2,289,052	R$ 1,802,613	R$ 399,990
Depreciation	(448,385)	(172,519)
Net book value	(2,289,052)	(1,802,613)	(399,990)
Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	3,029,423	2,060,973	449,363
Cost	968,449	1,611,610
Purchases	987,290	1,613,604
Disposals	(19,586)	(12,105)
Acquisition of subsidiary	745	10,111
Depreciation	(482,010)	(208,987)
Net book value	(3,029,423)	(2,060,973)	(449,363)
Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(740,371)	(258,360)	(49,373)
Disposals	6,396	302
Acquisition of subsidiary	(465)	(4,661)
Depreciation	(487,941)	(204,628)
Net book value	740,371	258,360	49,373
Data processing equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	55,349	41,841	46,538
Net book value	(55,349)	(41,841)	(46,538)
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	106,643	77,413	65,116
Cost	29,230	12,297
Purchases	29,940	10,820
Disposals	(1,226)	(1,509)
Acquisition of subsidiary	516	2,986
Depreciation	(15,722)	(16,994)
Net book value	(106,643)	(77,413)	(65,116)
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(51,294)	(35,572)	(18,578)
Disposals	1,063	21
Acquisition of subsidiary	(378)	(1,419)
Depreciation	(16,407)	(15,596)
Net book value	51,294	35,572	18,578
Machinery and equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	2,144,463	1,677,402	343,229
Net book value	(2,144,463)	(1,677,402)	(343,229)
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	2,798,823	1,881,556	371,741
Cost	917,267	1,509,814
Purchases	931,859	1,519,278
Disposals	(14,601)	(9,838)
Acquisition of subsidiary	9	375
Depreciation	(450,206)	(175,641)
Net book value	(2,798,823)	(1,881,556)	(371,741)
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(654,360)	(204,154)	(28,512)
Disposals	3,389	264
Acquisition of subsidiary	(2)	(100)
Depreciation	(453,593)	(175,805)
Net book value	654,360	204,154	28,512
Leasehold improvements
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	67,120	67,269	0
Net book value	(67,120)	(67,269)	0
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	94,048	79,890	0
Cost	14,156	79,890
Purchases	15,013	79,717
Disposals	(857)	(684)
Acquisition of subsidiary	0	857
Depreciation	(14,305)	(12,623)
Net book value	(94,048)	(79,890)	0
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(26,928)	(12,621)	0
Disposals	499	0
Acquisition of subsidiary	0	(396)
Depreciation	(14,804)	(12,227)
Net book value	26,928	12,621	0
Other
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	22,120	16,101	10,223
Net book value	(22,120)	(16,101)	(10,223)
Other | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	29,909	22,114	12,506
Cost	7,796	9,609
Purchases	10,478	3,789
Disposals	(2,902)	(74)
Acquisition of subsidiary	220	5,894
Depreciation	(1,777)	(3,729)
Net book value	(29,909)	(22,114)	(12,506)
Other | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(7,789)	(6,013)	(2,283)
Disposals	1,445	17
Acquisition of subsidiary	(85)	(2,746)
Depreciation	(3,137)	(1,000)
Net book value	R$ 7,789	R$ 6,013	R$ 2,283